UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number     811-21720

              Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

              450 Wireless Boulevard, Hauppauge, NY             11788

(Address of principal executive offices)               (Zip code)

              Emile Moulineaux

              Gemini Fund Services, LLC., 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         631-470-2616

Date of fiscal year end:  4/30

Date of reporting period:10/31/05

Item 1.  Reports to Stockholders.

THE RATIONAL INVESTOR FUND

Semi-Annual Report

October 31, 2005

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The Rational Investor Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Investor Information: 1-877-RATNL-FD (877-728-6533)

The Rational Investor Fund
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2005

		Market
	Shares	Value
Common Stock - 53.13%
Airlines - 0.37%
JetBlue Airways Corp. *	200	$ 3,722

Aluminum - 1.39%
Alcoa, Inc.	575	13,966

Apparel Manufacturers - 1.94%
Columbia Sportswear Co. *	215	9,122
Quiksilver, Inc. *	900	10,377
		19,499
Automotive - 2.58%
Ford Motor Co.	1,525	12,688
Navistar International Corp. *	480	13,210
		25,898
Chemicals - 2.81%
Eastman Chemical Co.	270	14,245
EI DuPont de Nemours & Co.	335	13,966
		28,211
Diversified Manufacturing - 0.98%
3M Co.	130	9,877

Electronic Equipment - 4.26%
AU Optronics Corp.	800	10,200
Kemet Corp. *	1,575	10,899
OSI Systems, Inc. *	600	9,960
Vishay Intertechnology, Inc. *	1,035	11,737
		42,796
Financial Institutions - 4.15%
Citigroup, Inc.	340	15,565
JP Morgan Chase & Co.	430	15,747
Morgan Stanley	190	10,338
		41,650
Footwear & Related Apparel - 0.73%
Deckers Outdoor Corp. *	425	7,288

The Rational Investor Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2005

		Market
	Shares	Value
Internet Information Providers 2.11%
Google, Inc. CL A *	30	$ 11,164
Sabre Holdings Corp. CL A	515	10,058
		21,222
Medical Products & Instruments - 2.31%
Biomet, Inc.	265	9,229
Boston Scientific Corp. *	555	13,941
		23,170
Multimedia - 1.34%
The Walt Disney Co.	550	13,404

Oil & Gas Equipment - 0.93%
Maverick Tube Corp. *	300	9,288

Paper Products - 0.85%
Pope & Talbot, Inc.	975	8,522

Pharmaceuticals - 2.32%
Elan Corp. PLC, ADR *	600	4,950
Geron Corp. *	1,000	9,030
Merck & Co., Inc.	330	9,313
		23,293
Poultry Products - 0.95%
Sanderson Farms, Inc.	275	9,490

Printing Services & Products - 1.07%
Zebra Technologies Corp. CL A *	250	10,778

Radio Providers - 2.29%
Sirius Satellite Radio, Inc. *	1,955	12,199
XM Satellite Radio Holdings, Inc. *	375	10,811
		23,010
Retail - 1.08%
American Eagle Outfitters, Inc.	460	10,833

The Rational Investor Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2005

		Market
	Shares	Value
Semiconductor Components & Equipment - 10.04%
ADE Corp. *	455	$ 9,282
Applied Materials, Inc.	850	13,923
Brooks Automation, Inc. *	950	11,124
Credence Systems Corp. *	900	6,930
ESS Technology, Inc. *	2,500	7,225
Intergrated Device Technology, Inc. *	1,220	12,054
Intel Corp.	425	9,988
Nanometrics, Inc. *	1,075	11,126
OmniVision Technologies, Inc. *	780	10,054
PortalPlayer, Inc. *	450	9,086
		100,792
Shipping - 1.04%
OMI Corp.	580	10,486

Software - 1.89%
Microsoft Corp.	740	19,018

Steel & Iron - 0.80%
AK Steel Holding Corp. *	1,150	8,039

Telecommunication Equipment & Services - 3.40%
Applied Signal Technology, Inc.	650	11,154
Nortel Networks Corp. *	2,400	7,800
SBC Communications, Inc.	635	15,145
		34,099
Transportation - 1.50%
Yellow Road Corp. *	330	14,999

Total Common Stock (Cost - $559,714)		533,350

The Rational Investor Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2005

		Market
	Principal	Value
Short Term Investments - 59.56%
Discounted Notes - 59.46%
Federal Home Loan Bank, 3.50%, due 11/01/05	322,000	$ 322,000
Federal Home Loan Bank, 3.45%, due 11/07/05	275,000	274,833
		596,833
Mutual Funds - 0.10%	Shares
BNY Hamilton Money Fund, Hamilton Shares	1,039	1,039

Total Short Term Investments (Cost - $597,872)		597,872

Total Investments - 112.69%
(Cost - $1,157,586)		$ 1,131,222
Other assets less liabilities - (12.69%)		(127,366)
Net Assets- 100.00%		$ 1,003,856

* Non-income producing security.

The Rational Investor Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2005

Assets:
Investments in Securities at Market Value (identified cost $1,157,586)	$ 1,131,222
Dividends and Interest Receivable	325
Due from Investment Adviser	5,434
Prepaid Expenses and Other Assets	3,626
Total Assets	1,140,607

Liabilities:
Payable for Securities Purchased	129,999
Payable for Distribution Fees	250
Accrued Expenses and Other Liabilities	6,502
Total Liabilities	136,751

Net Assets (Unlimited shares of no par value interest
authorized; 108,673 shares outstanding)	$ 1,003,856

Net Asset Value, Offering and Redemption Price Per Share
($1,003,856/108,673 shares outstanding)	$ 9.24

Composition of Net Assets:
At October 31, 2005, Net Assets consisted of:
Paid-in-Capital	$ 1,029,400
Accumulated Undistributed Net Investment Loss	(668)
Accumulated Net Realized Gain From Security Transactions	1,488
Net Unrealized Depreciation on Investments	(26,364)
Net Assets	$ 1,003,856

The Rational Investor Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period July 29, 2005* through October 31, 2005

Investment Income:
Interest Income	$ 1,281
Dividend Income	561
Total Investment Income	1,842

Expenses:
Professional Fees	11,121
Registration & Filing Fees	3,091
Printing Expense	2,576
Administrative Fees	1,946
Insurance Expense	1,932
Investment Advisory Fees	1,002
Trustees' Fees	579
Custody Fees	530
Miscellaneous Expenses	515
Distribution Fees	250
Total Expenses	23,542
Less: Expenses Reimbursed by Adviser	(21,032)
Net Expenses	2,510
Net Investment Loss	(668)

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	1,488
Net Change in Unrealized Depreciation on Investments	(26,364)
Net Realized and Unrealized Loss on Investments	(24,876)

Net Decrease in Net Assets Resulting From Operations	$ (25,544)

*Commencement of Operations

The Rational Investor Fund
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
For the Period July 29, 2005* through October 31, 2005

Operations:
Net Investment Loss	$ (668)
Net Realized Gain on Investments	1,488
Net Change in Unrealized Depreciation on Investments	(26,364)
Net Decrease in Net Assets
Resulting From Operations	(25,544)

Capital Share Transactions:
Proceeds from Shares Issued (110,798 shares)	1,050,018
Cost of Shares Redeemed (2,125 shares) (net of $221 in redemption fees**)	(20,618)
Total Capital Share Transactions	1,029,400

Total Increase in Net Assets	1,003,856

Net Assets:
Beginning of Period	-
End of Period (including undistributed net investment
loss of $668)	$ 1,003,856

*Commencement of Operations
**The Fund charges a fee of 2.00% on redemptions of shares held less than
30 days.

The Rational Investor Fund
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented. (a)

	July 29, 2005*
	through
	October 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.00
Loss From Operations:
Net investment loss	(0.02)
Net loss from securities
(both realized and unrealized)	(0.74)
Total from operations	(0.76)

Net Asset Value, End of Period	$ 9.24

Total Return (b)	(7.60)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 1,004
Ratio of expenses to average net assets,
before reimbursement	23.50%	(c)
net of reimbursement	2.50%	(c)
Ratio of net investment loss to average net assets	(0.67%)	(c)
Portfolio turnover rate	13%

__________
*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(c) Annualized.

The Rational Investor Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

October 31, 2005

1.            ORGANIZATION

The Rational Investor Fund (the “Fund”) is a series of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The investment objective of the is long-term capital appreciation. The Fund commenced operations on July 29, 2005.

2.            SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements.

Security Valuation and Transactions – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available of for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Rational Investor Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2005

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

Expenses –  Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

3.            ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by The Rational Investor Advisors, LLC (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.00% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive its management fee or, if necessary, to reimburse the Fund if and to the extent that the total annual operating expense ratio (excluding taxes, leverage interest, brokerage commissions, dividend expense on securities sold short and other extraordinary or non-recurring expenses) exceeds 2.50% of the average daily net assets of the Fund through August 31, 2006.   Under the terms of the Advisory Agreement, fees waived or expenses reimbursed may be recouped by the Adviser from the Fund up to three years from the date that the fee or expense was waived or reimbursed.  However, no reimbursement payment will be made by the Fund to the Adviser if it would result in the Fund exceeding the contractual expense limitation described above.

For the period from July 29, 2005 through October 31, 2005, the Adviser earned advisory fees of $1,002 and waived fees of $21,032.

The Rational Investor Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2005

Administration, Fund Accounting, and Transfer Agent Fees – Gemini Fund Services, LLC (the “Administrator”) serves as the administrator, fund accountant and transfer agent of the Fund.  For providing such services, the Administrator receives a monthly fee calculated at an annual rate of 0.40% of the average daily net assets of the Fund, plus out-of-pocket expenses.

Distributor – The distributor of the Fund is Aquarius Fund Distributors, LLC (the “Distributor).  The Trust has adopted a Distribution Plan (the “Plan”) for the Fund pursuant to Rule 12b-1 under the 1940 Act.  The Plan permits the Fund to finance certain distribution related activities which are primarily intended to sell the Fund’s shares.  Pursuant to the Plan, the Fund will pay a fee to the Distributor at an annual rate of 0.25% of the Fund’s average daily net assets.

Trustees’ Fees – Each Trustee who is not affiliated with the Trust or Adviser will receive a per meeting fee of $150 if attended in person or via teleconference.  The Trust also reimburses each such Trustee for travel and other expenses incurred in attending meetings of the Board.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.

4.            INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the period ended October 31, 2005, amounted to $569,432 and $31,516, respectively.  The cost basis of securities for federal income tax purposes was $1,157,587.  Gross unrealized appreciation and depreciation on investments as of October 31, 2005 aggregated $8,770 and $35,134, respectively.

The Rational Investor Fund

PORTFOLIO SUMMARY (Unaudited)

October 31, 2005

Top 10 Portfolio Holdings*		Top 10 Industries*

Microsoft Corp.	1.89%	Semiconductor Components & Equipment	10.04%
JP Morgan Chase & Co.	1.57%	Electronic Equipment	4.26%
Citigroup, Inc.	1.55%	Financial Institutions	4.15%
SBC Communications, Inc.	1.51%	Telecommunication Equipment & Srvcs	3.40%
Yellow Road Corp.	1.49%	Chemicals	2.81%
Eastman Chemical Co.	1.42%	Automotive	2.58%
Alcoa, Inc.	1.39%	Pharmaceuticals	2.32%
EI DuPont de Nemours & Co.	1.39%	Medical Products & Instruments	2.31%
Boston Scientific Co.	1.39%	Radio Providers	2.29%
Applied Materials, Inc.	1.39%	Internet Information Providers	2.11%

____________

* Based on net assets as of October 31, 2005.

   Excludes short-term investments.

The Rational Investor Fund

DISCLOSURE OF FUND EXPENSES

October 31, 2005 (Unaudited)

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as redemptions charges (on any shares held less than 30 days).

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (7/29/05)	Ending Account Value (10/31/05)	Expenses Paid During the Period* (7/30/05 to 10/31/05)
Actual	$1,000.00	$ 924.00	$6.19
Hypothetical (5% return before expenses)	$1,000.00	$1,012.60	$12.68

*Expenses are equal to the Fund’s annualized expense ratio of 2.50% multiplied by the average account value over the period, multiplied by 94/365 for the Actual example (to reflect the number of days in the period) and 184/365 for the Hypothetical example (to reflect a one-half year period for comparison purposes).

The Rational Investor Fund

ADDITIONAL INFORMATION (Unaudited)

Approval of the Advisory Agreement

In connection with the initial Board meeting for the Trust on March 23, 2005, the Board, including the Independent Trustees, interviewed the Advisor, and received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Advisor, a peer group of funds and  appropriate indices with respect to existing accounts of the Advisor; (b) the economic outlook and the general investment outlook in the markets in which the Fund will invest;  (c) arrangements in respect of the distribution of the Fund’s shares; (d) the procedures employed to determine the value of the Fund’s assets; (e) the Advisor’s management of the relationships with the Fund’s custodian; (f) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; and (g) the nature, cost and character of non-investment management services provided by the Advisor and its affiliates.

Additional information was furnished by the Advisor including, among other items, information on and analysis of (a) the overall organization of the Advisor, (b) the choice of performance indices and benchmarks, (c) investment management staffing, (d) the potential for achieving further economies of scale, (e) operating expenses paid to third parties, and (f) the information furnished to investors, including the Fund’s shareholders.

The Board reviewed the Rational Investor Newsletter and the model portfolio since its inception.  It was noted that the Adviser takes a fundamental value approach to investing, with a sparing used of leverage to enhance returns. The Board then discussed the model portfolio’s returns over the past few years and compared its performance to relevant benchmarks and a peer group of funds.  It was noted that the portfolio (gross of expenses) returned approximately 100% on a cumulative basis since 2002.  It was noted that the Fund’s portfolio would, at least initially, have the same types and amounts of securities as the model portfolio.  The Board concluded that, based on the performance of the model portfolio, the Fund had the potential of performing competitively within its peer group.

In considering the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Benefits to Shareholders. The Board, including the Independent Trustees, considered the benefit to shareholders of investing in the Fund, which offers a variety of investment disciplines and provides for a variety of fund and shareholder services, and concluded that the Fund had the potential to benefit shareholders and that the risk statements in the Fund’s prospectus were commensurate with the potential for reward.

Nature and Quality of Other Services.  The Board, including the Independent Trustees, considered the nature and extent of the Advisor’s supervision of third party service providers.

The Rational Investor Fund

ADDITIONAL INFORMATION (Continued) (Unaudited)

Expenses. The Board, including the Independent Trustees, considered the estimated Fund expense ratios, and expense ratios of a peer group of funds. It also considered the amount and nature of fees paid by shareholders. The Board reviewed the contractual arrangement by which the Advisor has agreed to reduce its fees and/or absorb expenses of the Fund, at least until August 31, 2006, to ensure that Net Annual Fund Operating Expenses will not exceed 2.50% of the average daily net assets, and found it to be beneficial to shareholders.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund, whether there is potential for realization of any further economies of scale.

Profitability . The level of the Advisor’s profits in respect of the management of the Fund, including an extensive review of the methodology used in allocating costs to the management of the Fund. The Board, including the Independent Trustees, has concluded that the cost allocation methodology employed by the Advisor has a reasonable basis and is appropriate in light of all of the circumstances considered the profits realized by the Advisor in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the profits realized from non-fund businesses which may benefit from or be related to the Fund's business.

Other Benefits to the Advisor. The character and amount of fees paid by the Fund and the Fund's shareholders for services provided by the Advisor, the allocation of fund brokerage to any brokers affiliated with the Advisor, the receipt of any sales loads and payments under Rule 12b-1 plans in respect of the Fund, benefits to the Advisor from the use of "soft" commission dollars to pay for research and brokerage services, the revenues and profitability of the Advisor’s businesses other than their mutual fund business, as well as the intangible benefits that accrue to the Advisor and any affiliates by virtue of their relationship with the Fund.

  Conclusion. Based on its evaluation of all material factors and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structures are fair and reasonable, and that the Advisory Agreement should be approved.

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12-month period ending June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-RATNL-FD (877-728-6533) or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-RATNL-FD (877-728-6533).

Item 2. Code of Ethics.   Not required for semi-annual reports.

Item 3. Audit Committee Financial Expert.  Not required for semi-annual reports.

Item 4. Principal Accountant Fees and Services.  Not required for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)         Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)    Not required for semi-annual reports.

(a)(2)    Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)    Not applicable.

(b)         Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust.

By (Signature and Title)

              /s/ Michael J. Wagner

       Michael J. Wagner, President

Date      1/9/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

              /s/ Michael J. Wagner

        Michael J. Wagner, President

Date      1/9/05

By (Signature and Title)

              /s/ Andrew Rogers

       Andrew Rogers, Treasurer

Date      1/9/05